Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters

Note 16:	Regulatory Matters

The Company and State Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and State Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Furthermore, the Company’s and State Bank’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Company and State Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2012, that the Company and State Bank exceeded all capital adequacy requirements to which they were subject.

As of December 31, 2012, the most recent notification to the regulators categorized State Bank as well-capitalized under the regulatory framework for prompt corrective action.  To be categorized as well-capitalized, State Bank must maintain capital ratios as set forth in the table below.  There are no conditions or events since that notification that management believes have changed State Bank’s status as well-capitalized.

The Company and State Bank’s actual capital amounts and ratios are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
($ in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total Capital
(to Risk-Weighted Assets)
Consolidated	$59,448	12.6%	$37,799	8.0%	$-	N/A
State Bank	57,138	12.1%	37,647	8.0%	47,059	10.0%

Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	45,854	9.7%	18,935	4.0%	-	N/A
State Bank	51,244	10.9%	18,824	4.0%	28,235	6.0%

Tier 1 Capital
(to Average Assets)
Consolidated	45,854	7.4%	24,763	4.0%	-	N/A
State Bank	51,244	8.4%	24,531	4.0%	30,664	5.0%

As of December 31, 2011
Total Capital
(to Risk-Weighted Assets)
Consolidated	$52,010	11.4%	$36,749	8.0%	$-	N/A
State Bank	54,564	12.0%	36,348	8.0%	45,435	10.0%

Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	40,207	8.8%	18,424	4.0%	-	N/A
State Bank	48,878	10.8%	18,174	4.0%	27,261	6.0%

Tier 1 Capital
(to Average Assets)
Consolidated	40,207	6.5%	24,563	4.0%	-	N/A
State Bank	48,878	8.0%	24,411	4.0%	30,514	5.0%

By letter dated February 11, 2013, the Company was notified by Regulatory authorities that the previously issued Consent Order on RDSI, issued March 9, 2011, was terminated effective as of February 8, 2013.  During the period when the Order was in place, the Company was in full compliance with all aspects of the Order.

State Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. At December 31, 2012, approximately $4.3 million of retained earnings were available for dividend declaration without prior regulatory approval.